Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity in the Company's 2015 Plan

The following is a summary of activity in the Company’s 2015 Plan for the years ended December 31, 2016, 2015, and 2014:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2013	943,382	$26.43
Options granted during the period	225,865	$34.14
Options exercised during the period	(131,076)	$19.07
Options expired during the period	(54,976)	$17.06
Options forfeited during the period	(22,164)	$32.91
Balances, December 31, 2014	961,031	$29.63
Options granted during the period	257,428	$14.20
Options exercised during the period	(32,495)	$11.90
Options expired during the period	(6,532)	$30.99
Options forfeited during the period	(20,086)	$33.70
Balances, December 31, 2015	1,159,346	$26.62
Options granted during the period	341,532	$9.77
Options exercised during the period	—	$—
Options expired during the period	(38,317)	$31.33
Options forfeited during the period	(30,748)	$29.97
Balances, December 31, 2016	1,431,813	$22.41
Options exercisable at December 31, 2016	757,537	$27.64
Options vested and expected to vest at December 31, 2016	1,363,167	$22.81
	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2013	703,903	$24.57
Share units granted during the period	235,162	$29.85
Share units vested during the period	(281,438)	$21.05
Share units forfeited during the period	(24,409)	$27.39
Balances, December 31, 2014	633,218	$27.99
Share units granted during the period	277,336	$13.01
Share units vested during the period	(272,945)	$26.00
Share units forfeited during the period	(20,086)	$30.31
Balances, December 31, 2015	617,523	$21.70
Share units granted during the period	361,152	$9.81
Share units vested during the period	(254,024)	$24.26
Share units forfeited during the period	(30,748)	$25.93
Balances, December 31, 2016	693,903	$14.72
Share units outstanding and expected to vest at December 31, 2016	624,854	$13.26

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2016:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$7.10	16,757	$7.10	16,757	$7.10
$9.70	331,532	$9.70	—	$—
12.23	10,000	$12.23	—	$—
$14.17	249,864	$14.17	62,485	$14.17
$16.50 - $27.68	105,552	$16.78	105,177	$16.74
$28.05 - $28.54	328,504	$28.26	328,504	$28.26
$31.34	10,000	$31.34	10,000	$31.34
$34.14	200,526	$34.14	100,289	$34.14
$38.36	179,078	$38.36	134,325	$38.36
	1,431,813	$22.41	757,537	$27.64

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2015 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2016, 2015 and 2014 with the following assumptions:

	2016	2015	2014
Risk-free interest rates	1.9%	1.8%	1.6%
Expected terms (in years)	5.2	5.2	5.0
Expected common share price volatilities	43.7%	44.5%	54.7%
Expected dividends	0.0%	6.8%	5.5%
Expected forfeitures	5.3%	4.0%	3.4%